Financial Instruments and Risk Management - Disclosure of Offsetting of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of offsetting of financial liabilities [line items]
Fair value derivative instrument	$ (620)	$ 282
Cross Currency Swap
Disclosure of offsetting of financial liabilities [line items]
Average contract rate	6.40%
Notional principal amount	$ 10,040
Fair value derivative instrument	$ (620)	$ 282